UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-05542

BlackRock Income Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Income Trust, Inc.
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:   888-825-2257

Date of fiscal year end:      October 31, 2007
Date of reporting period:    January 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2007
BlackRock Income Trust Inc. (BKT)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			LONG-TERM INVESTMENTS—117.0%
			Mortgage Pass-Through Securities—27.4%
			Federal Home Loan Mortgage Corp.,
	$ 775	[2]	4.019%, 1/01/35	$768,092
	1,034	[2]	4.96%, 10/01/34	1,019,372
	700		5.50%, 1/01/22	696,392
	29	[2]	6.01%, 11/01/17	28,802
	71		6.50%, 5/01/29-5/01/30	72,928
	2		7.50%, 2/01/23	2,425
	26		8.00%, 11/01/15	26,714
	—		8.50%, 4/01/07-3/01/08	263
	148		9.00%, 9/01/20	158,437
	9,100		TBA, 5.50%, 2/15/22	9,051,661
			Federal National Mortgage Assoc.,
	33,046		5.00%, 6/01/33-11/01/36	31,758,337
	16,296		5.50%, 3/01/34-8/01/34	16,057,596
	3,125		5.97%, 8/01/16	3,239,258
	6,924		6.00%, 11/01/31-10/01/36	6,961,170
	17,169		6.50%, 2/01/26-11/01/36	17,471,721
	—		7.50%, 2/01/22	264
	103		8.00%, 5/01/08-5/01/22	103,340
	4		9.50%, 1/01/19-9/01/19	4,375
	25,000		TBA, 5.50%, 2/15/22	24,890,625
			Government National Mortgage Assoc.,
	50		7.00%, 10/15/17	51,544
	449		7.50%, 8/15/21-12/15/23	463,290
	233		8.00%, 10/15/22-2/15/29	245,310
	24		9.00%, 6/15/18-9/15/21	25,532
			Total Mortgage Pass-Through Securities	113,097,448
			Federal Housing Administration Securities—2.0%
	401		General Motors Acceptance Corp. Colonial, 7.40%, 12/01/22	401,304
			General Motors Acceptance Corp. Projects,
	295	[3]	Ser. 51, 7.43%, 2/01/23	295,339
	589		Ser. 56, 7.43%, 11/01/22	590,713
	51	[4]	Merrill Projects, Ser. 54, 7.43%, 5/15/23	50,965
	789		Reilly Project, Ser. 41, 8.28%, 3/01/20	788,515
			USGI Projects,
	109		Ser. 87, 7.43%, 12/01/22	109,305
	339		Ser. 99,7.43%, 10/01/23	339,595
	5,598		Ser. 6094, 7.43%, 6/01/21	5,611,869
			Total Federal Housing Administration Securities	8,187,605
			Agency Multiple Class Mortgage Pass-Through Securities—29.8%
			Federal Home Loan Mortgage Corp.,
	4,626	[2]	Ser. 11, Class A9, 2.327%, 1/25/28	3,411,796
	242		Ser. 19, Class F, 8.50%, 3/15/20	241,428
	849		Ser. 40, Class K, 6.50%, 8/17/24	868,404
	1	[2]	Ser. 192, Class U, 1,009.033%, 2/15/22	9
	18		Ser. 1057, Class J, 1,008.001%, 3/15/21	3,206
	3,000		Ser. 1598, Class J, 6.50%, 10/15/08	2,998,038
	485		Ser. 1961, Class H, 6.50%, 5/15/12	489,000
	8,919		Ser. 2218, Class Z, 8.50%, 3/15/30	9,760,427
	15,222		Ser. 2461, Class Z, 6.50%, 6/15/32	15,574,663
	10,200		Ser. 2542, Class UC, 6.00%, 12/15/22	10,426,467
	2,475		Ser. 2562, Class PG, 5.00%, 1/15/18	2,410,124
	928		Ser. 2564, Class NC, 5.00%, 2/15/33	846,506
	2,050		Ser. 2750, Class TC, 5.25%, 2/15/34	2,006,850
	11,801		Ser. 2758, Class KV, 5.50%, 5/15/23	11,730,019
	1,573		Ser. 2765, Class UA, 4.00%, 3/15/11	1,492,265
	3,344		Ser. 2806, Class VC, 6.00%, 12/15/19	3,394,425
	2,305		Ser. 2927, Class BZ, 5.50%, 2/15/35	2,229,456

BlackRock Income Trust Inc. (BKT) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Agency Multiple Class Mortgage Pass-Through Securities—(cont'd)
	$ 2,749		Ser. 2996, Class MK, 5.50%, 6/15/35	$2,758,613
	1,633		Ser. 3179, Class Z, 5.75%, 12/15/18	1,624,740
	94		Ser. 3193, Class ZA, 6.00%, 7/15/36	93,961
	1,909		Ser. 3227, Class CZ, 6.00%, 8/15/36	1,897,302
			Federal National Mortgage Assoc.,
	1,270	[2]	Ser. 2, Class KP, 1.133%, 2/25/35	1,197,626
	5,549		Ser. 28, Class PB, 6.00%, 8/25/28	5,559,063
	2,381		Ser. 29, Class HC, 7.50%, 7/25/30	2,508,462
	2,251		Ser. 31, Class ZG, 7.50%, 5/25/34	2,582,733
	7,677		Ser. 32, Class VT, 6.00%, 9/25/15	7,764,242
	68	[2]	Ser. 38, Class F, 8.325%, 4/25/21	69,807
	5,866		Ser. 38, Class Z, 5.00%, 5/25/36	5,826,748
	3,005		Ser. 68, Class PC, 5.50%, 7/25/35	3,007,785
	12,264		Ser. 135, Class PB, 6.00%, 1/25/34	12,306,798
			Government National Mortgage Assoc.,
	1,187		Ser. 5, Class Z, 7.00%, 5/16/26	1,229,027
	2,073		Ser. 33, Class PB, 6.50%, 7/20/31	2,101,299
	4,532		Ser. 89, Class PE, 6.00%, 10/20/34	4,596,241
			Total Agency Multiple Class Mortgage Pass-Through Securities	123,007,530
			Non-Agency Multiple Class Mortgage Pass-Through Securities—10.7%
AAA	6,889		CWALT, Inc., Ser. 28CB, Class 1A5, 5.50%, 8/25/35	6,875,012
			GSR Mortgage Loan Trust,
AAA	4,509	[2]	Ser. 10, Class 2A1, 4.474%, 10/25/33	4,317,936
AAA	4,505	[2]	Ser. 13, Class 1A1, 4.502%, 10/25/33	4,304,426
AAA	1,796		MASTR Alternative Loan Trust, Ser. 7, Class 4A3, 8.00%, 11/25/18	1,884,691
AAA	8,144		MASTR Asset Securitization Trust, Ser. 12, Class 3A5, 5.25%, 10/25/14	7,977,360
AAA	6,462	[2]	Residential Asset Securitization Trust, Ser. A8, Class A2, 5.67%, 10/25/18	6,445,161
AAA	10,723		Residential Funding Securities Corp., Ser. RM2, Class AI5, 8.50%, 5/25/33	11,506,938
AAA	5,978	[2]	Structured Adjustable Rate Mortgage Loan Trust, Ser. 18, Class 7AX, 5.50%, 9/25/35	927,488
AAA	26	[2,5,6]	Summit Mortgage Trust, Ser. 1, Class B1, 6.581%, 12/28/12	25,888
			Total Non-Agency Multiple Class Mortgage Pass-Through Securities	44,264,900
			Inverse Floating Rate Mortgage Securities—3.6%
			Federal Home Loan Mortgage Corp.,
	36	[2]	Ser. 1160, Class F, 17.319%, 10/15/21	36,232
	203	[2,7]	Ser. 1616, Class SB, 8.50%, 11/15/08	204,976
	598	[2]	Ser. 1688, Class S, 9.223%, 12/15/13	608,624
	5,085	[2]	Ser. 3167, Class SX, 5.58%, 6/15/36	5,005,317
			Federal National Mortgage Assoc.,
	41	[2]	Ser. 7, Class S, 541.833%, 3/25/21	4,484
	62	[2]	Ser. 17, Class S, 531.967%, 6/25/21	7,262
	69	[2]	Ser. 38, Class SA, 10.186%, 4/25/21	72,691
	20	[2]	Ser. 46, Class S, 1,295.281%, 5/25/21	7,033
	24	[2]	Ser. 49, Class S, 479.05%, 12/25/21	2,364
	255	[2]	Ser. 72, Class S, 8.75%, 5/25/08	260,502
	6,642	[2]	Ser. 73, Class DS, 3.718%, 8/25/35	6,201,062
	145	[2]	Ser. 87, Class S, 12.522%, 8/25/21	165,942
	99	[2]	Ser. 93, Class S, 8.50%, 5/25/08	99,983
	39	[2]	Ser. 170, Class SC, 9.00%, 9/25/08	39,490
	515	[2]	Ser. 196, Class SC, 7.731%, 10/25/08	520,914
	221	[2]	Ser. 214, Class SH, 4.359%, 12/25/08	219,987
	1,041	[2]	Ser. 247, Class SN, 10.00%, 12/25/23	1,179,791
AAA	121	[2]	Kidder Peabody Acceptance Corp., Ser. 1, Class A6, 6.741%, 8/25/23	120,829
			Total Inverse Floating Rate Mortgage Securities	14,757,483
			Interest Only Asset-Backed Securities—0.4%
AAA	654	[2,5]	Morgan Stanley Capital Trust I, Ser. HF1, Class X, 1.947%, 6/15/17	1,395
			Sterling Coofs Trust,
AAA	22,801		Ser. 1, 2.362%, 4/15/29	933,399
AAA	17,317		Ser. 2, 2.216%, 3/30/30	551,989
			Total Interest Only Asset-Backed Securities	1,486,783
			Interest Only Mortgage-Backed Securities—12.9%
AAA	1,792		ABN Amro Mortgage Corp., Ser. 4, Class A2, 5.50%, 3/25/33	18,755

BlackRock Income Trust Inc. (BKT) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Interest Only Mortgage-Backed Securities—(cont'd)
AAA	$ 248,871	[2]	Banc of America Mortgage Securities, Inc., Ser. 3, Class 1A, 0.286%, 5/25/18	$2,984,366
Aaa	80,469	[2]	Commercial Mortgage Acceptance Corp., Ser. ML1, 0.917%, 11/15/17	907,025
AAA	11,566	[2,5]	Credit Suisse First Boston Mortgage Securities Corp., Ser. C1, Class AX, 1.478%, 6/20/29	386,585
AAA	160,699	[2]	CWALT, Inc., Ser. 79CB, Class A2, 6.21%, 1/25/36	462,847
			Federal Home Loan Mortgage Corp.,
	3,833	[2]	Ser. 60, Class HS, 0.625%, 4/25/24	22,154
	6		Ser. 176, Class M, 1,010.00%, 7/15/21	80
	30		Ser. 200, Class R, 93,499.29%, 12/15/22	410
	1,946		Ser. 204, Class IO, 6.00%, 5/01/29	431,996
	16	[2]	Ser. 1043, Class H, 20.813%, 2/15/21	16,358
	2	[2]	Ser. 1054, Class I, 413.56%, 3/15/21	318
	15		Ser. 1056, Class KD, 1,084.50%, 3/15/21	2,838
	51	[2]	Ser. 1148, Class E, 563.074%, 10/15/21	856
	11		Ser. 1179, Class O, 1,009.389%, 11/15/21	194
	—		Ser. 1221, Class H, 1,006.50%, 3/15/07	—
	266		Ser. 1706, Class IA, 7.00%, 10/15/23	17,632
	87		Ser. 1720, Class PK, 7.50%, 1/15/24	7,541
	3,725		Ser. 1914, Class PC, 0.75%, 12/15/11	45,886
	895	[2]	Ser. 2296, Class SA, 2.43%, 3/15/16	48,800
	484	[2]	Ser. 2444, Class ST, 2.65%, 9/15/29	18,147
	203		Ser. 2513, Class BI, 5.50%, 12/15/15	3,857
	1,610		Ser. 2542, Class MX, 5.50%, 5/15/22	267,311
	3,059		Ser. 2545, Class NI, 5.50%, 3/15/22	421,909
	1,748	[2]	Ser. 2559, Class IO, 0.839%, 8/15/30	12,915
	4,962		Ser. 2561, Class EW, 5.00%, 9/15/16	476,667
	11,726		Ser. 2611, Class QI, 5.50%, 9/15/32	2,170,128
	3,593		Ser. 2633, Class PI, 4.50%, 3/15/12	74,514
	3,730		Ser. 2653, Class MI, 5.00%, 4/15/26	376,468
	5,946		Ser. 2658, Class PI, 4.50%, 6/15/13	238,485
	4,765		Ser. 2672, Class TQ, 5.00%, 3/15/23	186,437
	1,653		Ser. 2676, Class JI, 5.50%, 8/15/13	10,294
	3,633		Ser. 2687, Class IL, 5.00%, 9/15/18	467,333
	6,645		Ser. 2687, Class IQ, 5.50%, 9/15/22	157,746
	5,496		Ser. 2693, Class IB, 4.50%, 6/15/13	205,694
	2,920		Ser. 2694, Class LI, 4.50%, 7/15/19	265,061
	5,428		Ser. 2773, Class OX, 5.00%, 2/15/18	672,277
	17,298	[2]	Ser. 2780, Class SM, 0.68%, 4/15/34	321,037
	2,782		Ser. 2786, Class PI, 4.50%, 10/15/10	9,847
	6,727		Ser. 2825, Class NI, 5.50%, 3/15/30	1,662,515
	18,296	[2]	Ser. 2865, Class SR, 0.405%, 10/15/33	510,919
	12,391	[2]	Ser. 2865, Class SV, 0.584%, 10/15/33	618,574
	2,056		Ser. 2949, Class IO, 5.50%, 3/15/35	359,565
	36,882	[2]	Ser. 2990, Class WR, 1.306%, 6/15/35	1,720,219
	104,968	[2]	Ser. 3122, Class IS, 1.38%, 3/15/36	5,353,711
	98,189	[2]	Ser. 3225, Class EY, 0.97%, 10/15/36	4,195,516
			Federal National Mortgage Assoc.,
	236		Ser. 5, Class H, 9.00%, 1/25/22	58,200
	14		Ser. 7, Class 2, 8.50%, 4/01/17	2,905
	4,646		Ser. 9, Class BI, 5.50%, 10/25/22	690,203
	116	[2]	Ser. 10, Class S, 524.318%, 5/25/21	22,148
	60		Ser. 12, Class C, 1,016.898%, 2/25/22	11,333
	98	[2]	Ser. 12, Class S, 553.577%, 5/25/21	10,964
	5,662		Ser. 13, Class IG, 5.00%, 10/25/22	246,439
	4,127		Ser. 16, Class PI, 5.00%, 11/25/12	64,818
	79		Ser. 33, Class PV, 1,078.42%, 10/25/21	22,267
	1,401	[2]	Ser. 33, Class SG, 2.756%, 3/25/09	34,612
	54,450	[2]	Ser. 36, Class SP, 1.38%, 5/25/36	3,023,048
	5		Ser. 38, Class N, 1,008.50%, 4/25/21	814
	1,253		Ser. 43, Class LC, 6.00%, 3/25/34	279,479
	58		Ser. 50, Class G, 1,158.628%, 12/25/21	13,721
	796	[2]	Ser. 50, Class SI, 1.20%, 4/25/23	26,346
	5,651		Ser. 51, Class IE, 5.50%, 4/25/26	241,976
	6,044		Ser. 55, Class GI, 5.00%, 7/25/19	657,444
	14,139	[2]	Ser. 55, Class SB, 0.83%, 7/25/35	428,973

BlackRock Income Trust Inc. (BKT) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Interest Only Mortgage-Backed Securities—(cont'd)
	$ 4,313	[2]	Ser. 59, Class S, 4.904%, 10/25/22	$621,923
	683	[2]	Ser. 60, Class SB, 1.60%, 10/25/22	31,748
	408		Ser. 62, Class IC, 5.50%, 7/25/15	12,465
	6,092		Ser. 66, Class CI, 5.00%, 7/25/33	1,307,122
	2,427	[2]	Ser. 68, Class SC, 2.756%, 1/25/24	132,170
	15,697	[2]	Ser. 73, Class ST, 0.81%, 8/25/35	453,345
	7,726		Ser. 88, Class TI, 4.50%, 11/25/13	274,904
	25		Ser. 89, Class 2, 8.00%, 6/01/18	4,358
	34,428	[2]	Ser. 90, Class JH, 1.38%, 11/25/34	1,552,382
	14,769		Ser. 90, Class M, 6.00%, 1/25/28	3,073,751
	8		Ser. 94, Class 2, 9.50%, 8/01/21	2,046
	30		Ser. 99, Class L, 930.00%, 8/25/21	8,613
	3,741		Ser. 122, Class IC, 5.00%, 9/25/18	487,280
	5		Ser. 123, Class M, 1,009.50%, 10/25/20	1,252
	30	[2]	Ser. 136, Class S, 14.746%, 11/25/20	37,067
	52		Ser. 139, Class PT, 648.35%, 10/25/21	9,996
	2	[2]	Ser. 141, Class SA, 13.625%, 8/25/07	56
	2,508	[2]	Ser. 199, Class SB, 2.156%, 10/25/23	155,314
	719		Ser. W4, Class IO, 6.50%, 12/25/28	163,087
AAA	102		First Boston Mortgage Securities Corp., Ser. C, Class I, 10.965%, 4/25/17	28,714
			First Horizon Alternative Mortgage Securities,
AAA	59,812	[2]	Ser. FA2, Class 1A4, 0.18%, 5/25/36	219,300
AAA	81,562	[2]	Ser. FA7, Class 1A7, 6.08%, 10/25/35	220,495
AAA	207,995	[2]	Ser. FA9, Class A2, 6.168%, 12/25/35	273,472
AAA	18,543	[2]	General Motors Acceptance Corp., Commercial Mortgage Securities, Inc., Ser. C1, Class X, 1.517%, 7/15/27	441,679
AAA	9,522	[2,5]	Goldman Sachs Mortgage Securities Corp., Ser. 5, 0.987%, 2/19/25	203,196
			Government National Mortgage Assoc.,
	2,012		Ser. 39, Class ID, 5.00%, 5/20/33	473,527
	2,355		Ser. 58, Class IT, 5.50%, 7/20/33	345,630
	6,275		Ser. 75, Class IJ, 5.50%, 7/20/25	161,437
	19,361	[2]	Ser. 89, Classl SA, 0.58%, 10/16/33	464,451
AAA	172,263		Indymac Index Mortgage Loan Trust, Ser. AR33, Class 4AX, 0.165%, 1/25/37	868,656
Aaa	83		Kidder Peabody Acceptance Corp., Ser. B, Class A2, 9.50%, 4/22/18	21,039
AAA	28,631		MASTR Adjustable Rate Mortgages Trust, Ser. 3, Class 3AX, 0.977%, 4/25/34	573,579
AAA	1,650		MASTR Alternative Loan Trust, Ser. 9, Class 15X2, 6.00%, 1/25/19	305,885
AAA	1,971		Morgan Stanley Capital Trust I, Ser. 3, Class 1AX, 5.00%, 5/25/19	291,476
AAA	166,818	[2]	Residential Accredit Loans, Inc., Ser. QS16, Class A2, 6.51%, 11/25/35	198,730
AAA	98,090	[2]	Sequoia Mortgage Trust, Ser. 2, Class XA, 1.018%, 3/20/35	835,923
NR	9,594	[3]	Small Business Administration, Ser. 1, 1.381%, 4/01/15	1
			Structured Adjustable Rate Mortgage Loan Trust,
AAA	17,943	[2]	Ser. 2, Class 4AX, 5.50%, 3/25/36	2,528,466
AAA	5,148		Ser. 20, Class 3AX, 5.50%, 10/25/35	747,933
AAA	51,272	[2]	Ser. 7, Class 3AS, 2.442%, 8/25/36	3,428,833
NR	96,853	[2]	Vendee Mortgage Trust, Ser. 2, Class 1, 0.052%, 5/15/29	246,104
			Total Interest Only Mortgage-Backed Securities	53,174,882
			Principal Only Mortgage-Backed Securities—5.4%
			Countrywide Home Loans, Inc.,
AAA	5,925	[8]	Ser. 26, 4.944%, 8/25/33	4,434,207
AAA	1,146	[8]	Ser. J4, 5.142%, 6/25/33	860,274
AAA	1,618	[8]	Ser. J5, 4.911%, 7/25/33	1,182,959
AAA	1,245	[8]	Ser. J8, 4.787%, 9/25/23	953,787
			Drexel Burnham Lambert, Inc.,
AAA	29	[8]	Ser. K, Class 1, 11.50%, 9/23/17	28,445
AAA	351	[8]	Ser. V, Class 1, 11.50%, 9/01/18	300,065
			Federal Home Loan Mortgage Corp.,
	260	[8]	Ser. 8, Class A10, 6.737%, 11/15/28	208,961
	177	[8]	Ser. 1418, Class M, 7.50%, 11/15/22	160,800
	577	[8]	Ser. 1571, Class G, 7.50%, 8/15/23	484,676
	2,290	[8]	Ser. 1691, Class B, 7.50%, 3/15/24	1,884,468
	217	[8]	Ser. 1739, Class B, 7.50%, 2/15/24	188,366
			Federal National Mortgage Assoc.,
	337	[8]	Ser. 2, Class KB, 8.00%, 1/25/23	272,933
	47	[8]	Ser. 7, Class J, 10.00%, 2/25/21	39,608
	1,013	[8]	Ser. 13, Class PR, 6.50%, 3/25/32	797,578

BlackRock Income Trust Inc. (BKT) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Principal Only Mortgage-Backed Securities—(cont'd)
	$ 154	[8]	Ser. 51, Class E, 8.00%, 2/25/23	$125,295
	28	[8]	Ser. 70, Class A, 7.00%, 5/25/23	22,791
	70	[8]	Ser. 167, Class D, 8.50%, 10/25/17	63,276
	51	[8]	Ser. 203, Class 1, 8.00%, 2/01/23	42,441
	33	[8]	Ser. 228, Class 1, 7.00%, 5/01/23	26,663
	2,075	[8]	Ser. 249, Class B, 7.50%, 11/25/23	1,660,096
	268	[8]	Ser. 273, Class 1, 7.00%, 7/01/26	214,391
	4,987	[8]	Ser. 328, Class 1, 6.00%, 11/01/32	3,840,028
	3,961	[8]	Ser. 338, Class 1, 5.50%, 6/01/33	2,945,675
	371	[8]	Ser. W4, Class PO, 5.985%, 2/25/29	284,130
AAA	314	[8]	MASTR Asset Securitization Trust, Ser. 3, Class 4A15, 5.634%, 3/25/34	131,604
AAA	983	[8]	Residential Asset Securitization Trust, Ser. A15, Class 1A8, 5.713%, 2/25/36	526,952
AAA	18	[3,8]	Structured Mortgage Asset Residential Trust, Ser. 3C, Class CX, 7.031%, 4/25/24	16,947
AAA	1,035	[8]	Washington Mutual, Ser. 9, Class CP, 5.112%, 11/25/35	739,166
			Total Principal Only Mortgage-Backed Securities	22,436,582
			Collateralized Mortgage Obligation Residual Securities—0.0%
			Collateralized Mortgage Obligation Trust,
AAA	4		Ser. 40, Class R, 580.50%, 4/01/18	355
AAA	65		Ser. 42, Class R, 6,000.00%, 10/01/14	4,612
			Federal Home Loan Mortgage Corp.,
	23		Ser. 19, Class R, 9,427.406%, 3/15/20	1,746
	—		Ser. 75, Class R, 9.50%, 1/15/21	5
	—		Ser. 75, Class RS, 16.90%, 1/15/21	5
	—		Ser. 173, Class R, 9.00%, 11/15/21	25
	—		Ser. 173, Class RS, 9.103%, 11/15/21	25
NR	13		Painewebber CMO Trust, Ser. 88 M, Class 6, 13.80%, 9/01/18	—
			Total Collateralized Mortgage Obligation Residual Securities	6,773
			U.S. Government and Agency Securities—24.1%
			Overseas Private Investment Corp.,
	312		4.09%, 5/29/12	289,272
	872	[2]	4.30%, 5/29/12	831,026
	653		4.64%, 5/29/12	630,823
	369		4.68%, 5/29/12	345,434
	2,790		4.87%, 5/29/12	2,722,781
	3,460	[2]	5.40%, 5/29/12	3,555,891
	13,000		Resolution Funding Corp., Ser. B, Zero Coupon, 4/15/30	4,020,991
			Small Business Administration,
	765		Ser. 20C-1, 7.15%, 3/01/17	791,492
	742		Ser. 20E-1, 7.60%, 5/01/16	773,516
	1,011		Ser. 20F-1, 7.55%, 6/01/16	1,053,067
	613		Ser. 20G-1, 7.70%, 7/01/16	640,738
	1,111		Ser. 20H-1, 7.25%, 8/01/16	1,149,965
	1,673		Ser. 20K-1, 6.95%, 11/01/16	1,726,611
			U.S. Treasury Notes,
	21,000	[9]	3.75%, 3/31/07	20,952,414
	19,400	[9]	4.00%, 8/31/07	19,278,750
	100,000	[7,9]	U.S. Treasury Strip, Zero Coupon, 11/15/24	40,896,600
			Total U.S. Government and Agency Securities	99,659,371
			Corporate Bond—0.7%
AA+	3,059	[3]	Structured Asset Receivable Trust, 5.114%, 1/21/10	3,058,522
			Total Long-Term Investments (cost $505,551,647)	483,137,879
			SHORT-TERM INVESTMENTS—5.4%
			U.S. Government and Agency Discount Notes—5.4%
			Federal Home Loan Bank Discount Notes,
	16,800	[10]	5.001%, 2/01/07	16,800,000
	3,000	[10]	5.161%, 2/16/07	2,993,575
	1,500	[10]	Federal National Mortgage Assoc. Discount Notes, 5.132%, 2/21/07	1,495,742
			U.S. Treasury Bills,
	100	[7,10]	4.879%, 2/01/07	100,000
	1,000	[7,10]	4.889%, 2/01/07	1,000,000
			Total Short-Term Investments (cost $22,389,317)	22,389,317

BlackRock Income Trust Inc. (BKT) (continued)
(Percentage of Net Assets)

Notional
Amount
(000)	Description	Value
	Outstanding Options Purchased—0.2%
	Interest Rate Swaps,
5,500	Trust pays 3-month LIBOR, Trust receives 5.52%, expires 9/21/36	$279,509
49,200	Trust pays 5.40%, Trust receives 3-month LIBOR, expires 3/14/08	29,850
5,500	Trust pays 5.52%, Trust receives 3-month LIBOR, expires 9/21/36	314,693
49,200	Trust pays 5.90%, Trust receives 3-month LIBOR, expires 3/14/08	5
	Total Outstanding Options Purchased (cost $729,050)	624,057
	Total investments before borrowed bonds, investments sold short, TBA sale commitments and outstanding
	options written (cost $528,670,01411)	506,151,253
Principal
Amount
(000)
	BORROWED BONDS—15.0%
$ 32,808[12]	U.S. Treasury Bonds, 5.00%, 8/15/23-2/15/31	32,808,000
29,060[12]	U.S. Treasury Notes, 5.00%, 8/15/10-5/15/16	29,059,750
	Total Borrowed Bonds (cost $61,867,750)	61,867,750
	INVESTMENTS SOLD SHORT—(14.5)%
	U.S. Treasury Bonds,
(12,930)	5.375%, 2/15/31	(13,643,167)
(15,750)	6.25%, 8/15/23	(17,897,166)
	U.S. Treasury Notes,
(14,900)	4.00%, 2/15/15	(14,086,907)
(12,000)	4.125%, 8/15/10	(11,730,468)
(2,500)	5.125%, 5/15/16	(2,553,613)
	Total Investements Sold Short (proceeds $61,745,381)	(59,911,321)
	TBA SALE COMMITMENTS—(6.2)%
	Federal National Mortgage Assoc.,
(19,000)	5.00%, 2/12/37	(18,228,125)
(7,500)	5.50%, 2/12/37	(7,375,785)
	Total TBA Sale Commitments (proceeds $25,876,328)	(25,603,910)
Notional
Amount
(000)
	OUTSTANDING OPTIONS WRITTEN—(0.5)%
	Interest Rate Swaps,
(14,100)	Trust pays 3-month LIBOR, Trust receives 4.725%, expires 6/13/07	(683,145)
(5,700)	Trust pays 3-month LIBOR, Trust receives 5.135%, expires 4/21/08	(185,592)
(5,400)	Trust pays 3-month LIBOR, Trust receives 5.485%, expires 10/28/19	(167,994)
(98,400)	Trust pays 3-month LIBOR, Trust receives 5.65%, expires 3/14/08	(2,598)
(12,400)	Trust pays 3-month LIBOR, Trust receives 5.67%, expires 1/04/10	(313,805)
(14,100)	Trust pays 4.725%, Trust receives 3-month LIBOR, expires 6/13/07	(13,677)
(5,700)	Trust pays 5.135%, Trust receives 3-month LIBOR, expires 4/21/08	(85,446)
(5,400)	Trust pays 5.485%, Trust receives 3-month LIBOR, expires 10/28/19	(177,174)
(12,400)	Trust pays 5.67%, Trust receives 3-month LIBOR, expires 1/04/10	(493,681)
	Total Outstanding Options Written (premium received $3,312,560)	(2,123,112)
	Total Investments net of borrowed bonds, investments sold short, TBA sale commitments and outstanding
	options written—116.4%	$480,380,660
	Liabilities in excess of other assets (including $62,691,250 in reverse repurchase agreements payable)—
	(16.4)%	(67,555,709)
	Net Assets—100%	$412,824,951

______________________
1	Using the highest of Standard & Poor's, Moody's Investor Service or Fitch's Ratings.
2	Variable rate security. Rate shown is interest rate as of January 31, 2007.
3	Illiquid security. As of January 31, 2007, the Trust held 0.8% of its net assets, with a current market value of $3,370,809, in these securities.
4	Represents an investment in an affiliate.
5

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2007, the Trust held 0.1% of its net assets, with a current market value of $617,064, in securities restricted as to resale.

6	Security is fair valued.

BlackRock Income Trust Inc. (BKT) (continued)
(Percentage of Net Assets)

7

Security, or a portion thereof, pledged as collateral with a value of $8,526,379 on 1,485 short Eurodollar futures contracts expiring March 2007 to September 2009, 626 short U.S. Treasury Bond futures contracts expiring March 2007 and 770 short U.S. Treasury Note futures contracts expiring March 2007. The notional value of such contracts on January 31, 2007 was $502,055,269, with an unrealized gain of $4,899,431.

8	Rate shown is effective yield as of January 31, 2007 of the underlying collateral.
9	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.
10	Rate shown is the yield to maturity as of the date of purchase.
11

Cost for federal income tax purposes is $529,350,087. The net unrealized depreciation on a tax basis is $23,198,834, consisting of $13,027,382 gross unrealized appreciation and $36,226,216 gross unrealized depreciation.

12	The interest rate and maturity date shown represent the terms of the borrowed transaction, not the security borrowed.

KEY TO ABBREVIATIONS
LIBOR	— London Interbank Offered Rate
TBA	— To Be Announced

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Income Trust, Inc.

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 28, 2007

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007